UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06457

Nuveen Premier Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premier Municipal Opportunity Fund, Inc. (NIF)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 144.1% (100.0% of Total Investments)
	Alabama – 0.8% (0.5% of Total Investments)
$ 2,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 (Pre-refunded	8/15 at 100.00	AA+ (4)	$ 2,450,734
	8/01/15) – AMBAC Insured
	Alaska – 0.5% (0.3% of Total Investments)
1,530	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	1,407,049
	Series 2006A, 5.000%, 6/01/32
	Arizona – 5.0% (3.5% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB	1,519,612
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
1,135	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/22 at 100.00	AA–	1,268,555
	2012A, 5.000%, 1/01/43
2,000	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA–	2,270,180
4,370	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	4,748,224
	2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/40 –	No Opt. Call	AA	6,067,050
	FGIC Insured
13,965	Total Arizona			15,873,621
	Arkansas – 1.4% (1.0% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	A+	4,358,926
	5/15/23 – AMBAC Insured
	California – 22.4% (15.5% of Total Investments)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	10,857
	Series 2005AC, 5.000%, 12/01/26 (Pre-refunded 12/01/14) – NPFG Insured
990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	1,074,813
	Series 2005AC, 5.000%, 12/01/26 (Pre-refunded 12/01/14) – NPFG Insured (UB)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	2,244,080
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
1,890	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	2/13 at 35.94	A+	679,833
	2002B, 0.000%, 8/01/30 – FGIC Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,503,704
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AA–	1,071,039
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,030	4.500%, 6/01/27	6/17 at 100.00	B	2,870,168
1,115	5.000%, 6/01/33	6/17 at 100.00	B	1,038,154
1,150	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	785,301
	11/01/23 – AGM Insured
2,590	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	Aaa	3,172,880
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	BBB	6,157,100
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
7,760	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	10,268,963
	Series 1990B, 7.500%, 8/01/23 (ETM)
7,675	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	10,134,224
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
29,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB	11,396,420
	Refunding Bonds, Series 1997A, 0.000%, 1/15/31 – NPFG Insured
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB	2,048,940
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
4,725	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	4,492,199
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	3,671,900
	2006A, 0.000%, 9/01/21 – NPFG Insured
1,815	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	1,849,957
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,955,320
	5.000%, 8/01/28 – NPFG Insured
84,585	Total California			70,425,852
	Colorado – 7.8% (5.4% of Total Investments)
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA–	3,918,180
	Series 2006C-1, Trust 1090, 15.332%, 10/01/41 – AGM Insured (IF) (5)
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	BBB	9,090,600
	NPFG Insured
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General	12/14 at 100.00	Aa2 (4)	4,791,054
	Obligation Bonds, Series 2005A, 5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured
2,065	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	2,244,758
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series	12/14 at 100.00	Aa2 (4)	1,509,943
	2004, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – NPFG Insured
1,700	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	A+	1,898,509
10	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	10,864
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
645	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	708,758
345	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	381,818
33,560	Total Colorado			24,554,484
	District of Columbia – 1.1% (0.7% of Total Investments)
3,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	2,532,947
	AMBAC Insured
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	771,280
	Tender Option Bond Trust 1606, 11.761%, 10/01/30 – AMBAC Insured (IF) (5)
3,815	Total District of Columbia			3,304,227
	Florida – 7.8% (5.4% of Total Investments)
2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A–	2,404,963
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA–	1,428,504
	6.000%, 2/01/30 – AGM Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA–	4,513,440
	5.000%, 10/01/35 – AGM Insured
600	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B,	10/22 at 100.00	A+	673,506
	5.000%, 10/01/37
3,175	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	3,579,971
	5.000%, 7/01/42
1,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	1,653,420
	Inc., Series 2012A, 5.000%, 10/01/42
4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%,	10/13 at 100.00	A1	4,360,374
	10/01/17 – NPFG Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	2,183,380
3,290	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A–	3,678,714
	2012B, 5.000%, 7/01/42
22,290	Total Florida			24,476,272
	Georgia – 2.7% (1.9% of Total Investments)
2,700	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	2,883,951
1,250	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA–	1,382,450
	AGM Insured
1,075	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	A+	1,077,075
	East Issue, Series 2012, 4.250%, 11/15/42
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,790,411
	2/01/27 – BHAC Insured
1,165	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,304,322
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
7,540	Total Georgia			8,438,209
	Illinois – 15.7% (10.9% of Total Investments)
4,345	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	A2	4,614,998
	6.250%, 1/01/15 – NPFG Insured
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	1,608,761
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
21,860	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	20,130,874
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured
750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	A–	806,408
485	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	549,704
	5.000%, 6/01/42
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	3,106,978
	(WI/DD, Settling 2/06/13)
1,320	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA–	1,565,494
	AGM Insured
3,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	3,344,460
2,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	2,705,100
	2/01/35 – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	1,005,350
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/46 – AGM Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	3,942,219
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
3,500	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 – AGM Insured	12/14 at 100.00	Aaa	3,722,530
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General	12/20 at 100.00	AA–	2,348,000
	Obligation Bonds, Series 2011, 7.250%, 12/01/28 – AGM Insured
54,025	Total Illinois			49,450,876
	Indiana – 7.5% (5.2% of Total Investments)
2,260	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,495,402
	2012A, 5.000%, 5/01/42
700	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	746,172
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
2,045	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A+ (4)	2,253,938
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
2,720	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,941,299
	NPFG Insured
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,105,142
1,060	5.250%, 11/15/20 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,154,139
1,100	5.250%, 11/15/21 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,197,691
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 -	No Opt. Call	AA	6,591,689
	AMBAC Insured
3,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	3,409,860
	5.500%, 1/01/38 – AGC Insured
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AA–	1,087,370
	Bonds, Series 2003, 5.250%, 1/15/21 – AGM Insured
500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	519,540
	5.800%, 9/01/47
24,655	Total Indiana			23,502,242
	Iowa – 1.5% (1.1% of Total Investments)
3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003,	6/13 at 100.00	N/R (4)	3,403,170
	5.000%, 6/15/17 (Pre-refunded 6/15/13) – AMBAC Insured
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
210	5.375%, 6/01/38	6/15 at 100.00	B+	200,621
80	5.625%, 6/01/46	6/15 at 100.00	B+	77,709
1,170	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	1,170,339
	5.600%, 6/01/34
4,805	Total Iowa			4,851,839
	Kansas – 0.3% (0.2% of Total Investments)
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
470	5.000%, 9/01/31 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A2 (4)	504,794
515	5.000%, 9/01/31 (Pre-refunded 9/01/14)	9/14 at 100.00	A2 (4)	553,383
985	Total Kansas			1,058,177
	Louisiana – 3.0% (2.1% of Total Investments)
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	784,168
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
820	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB (4)	876,793
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
7,160	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM	5/16 at 100.00	Aa1	7,852,014
	Insured (UB)
30	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/13 at 100.00	A–	30,600
	Series 2001B, 5.875%, 5/15/39
8,680	Total Louisiana			9,543,575
	Maine – 0.2% (0.1% of Total Investments)
505	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	540,885
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (WI/DD, Settling 2/13/13)
	Maryland – 0.4% (0.3% of Total Investments)
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA–	1,248,636
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
	Massachusetts – 4.8% (3.4% of Total Investments)
2,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	2,826,000
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
660	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	677,246
	Energy Project, Series 2012B, 4.875%, 11/01/42
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	4,423,944
	System, Tender Option Bond Trust 3627, 13.836%, 7/01/29 (IF)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (4)	4,918,232
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 –	2/17 at 100.00	AA+	1,825,585
	AGM Insured (UB) (5)
500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA–	584,675
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
13,120	Total Massachusetts			15,255,682
	Michigan – 0.5% (0.3% of Total Investments)
830	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	905,605
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
615	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 –	1/22 at 100.00	A2	659,052
	AGM Insured
1,445	Total Michigan			1,564,657
	Minnesota – 0.4% (0.3% of Total Investments)
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,221,990
	5.000%, 8/01/18
	Missouri – 0.7% (0.6% of Total Investments)
2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/21	10/13 at 100.00	A– (4)	2,062,760
	(Pre-refunded 10/01/13) – NPFG Insured
	Nebraska – 0.4% (0.3% of Total Investments)
1,260	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	1,371,094
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
	Nevada – 2.4% (1.7% of Total Investments)
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA–	2,244,260
	AGM Insured
4,715	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	5,315,031
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
6,715	Total Nevada			7,559,291
	New Jersey – 5.2% (3.6% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,200	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,266,732
1,200	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,266,732
1,200	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A	1,263,504
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA,	No Opt. Call	A+	4,521,800
	5.000%, 6/15/38
4,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	5,113,520
	AGM Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,625	4.500%, 6/01/23	6/17 at 100.00	B1	1,625,536
450	4.625%, 6/01/26	6/17 at 100.00	B1	438,390
885	4.750%, 6/01/34	6/17 at 100.00	B2	796,022
14,560	Total New Jersey			16,292,236
	New Mexico – 1.0% (0.7% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater Revenue Bonds, Refunding Series 2009, 5.000%,	5/19 at 100.00	AA–	3,262,724
	5/15/21 – AGM Insured
	New York – 6.8% (4.7% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,073,410
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,683,296
	2012A, 5.000%, 7/01/42
650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	776,932
	2011A, 5.750%, 2/15/47
2,185	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,266,763
	2/15/47 – NPFG Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	5,542,700
	5.000%, 12/01/25 – FGIC Insured
5,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	5,387,150
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured
665	New York City, New York, General Obligation Bonds, Fiscal Series 2005D, 5.000%, 11/01/24	11/14 at 100.00	AA	717,668
585	New York City, New York, General Obligation Bonds, Fiscal Series 2005D, 5.000%, 11/01/24	11/14 at 100.00	AA (4)	632,180
	(Pre-refunded 11/01/14)
945	Onondaga Civic Development Corporation, New York, Revenue Bonds, St. Joseph’s Hospital Health	7/22 at 100.00	BB+	972,859
	Center Project, Series 2012, 5.000%, 7/01/42
290	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	348,548
	Subordinate Lien Bonds, Series 2013A, 5.000%, 11/15/28
19,520	Total New York			21,401,506
	North Carolina – 4.5% (3.1% of Total Investments)
1,775	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	2,590,897
	43W, 14.003%, 7/01/38 (IF) (5)
1,195	Dare County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA– (4)	1,272,950
	(Pre-refunded 6/01/14) – AMBAC Insured
3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AA– (4)	3,195,821
	Regional Hospital Project, Series 2003, 5.125%, 10/01/32 (Pre-refunded 10/01/13) – AGM Insured
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	3,783,021
	Health System, Series 2012A, 5.000%, 6/01/42
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,283,264
	5/01/22 – AMBAC Insured
12,420	Total North Carolina			14,125,953
	Ohio – 5.2% (3.6% of Total Investments)
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	351,773
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
25	5.375%, 6/01/24	6/17 at 100.00	B–	23,648
950	5.125%, 6/01/24	6/17 at 100.00	B–	880,793
1,125	5.750%, 6/01/34	6/17 at 100.00	B	1,005,638
745	5.875%, 6/01/47	6/17 at 100.00	B	673,748
4,605	Hamilton County, Ohio, Sales Tax Revenue Bonds, Subordinate Lien Series 2006A, 4.250%,	12/16 at 100.00	A+	4,754,616
	12/01/32 – AMBAC Insured (UB)
2,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	2,558,400
	Series 2007, 5.250%, 12/01/31 – AGM Insured
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
400	5.750%, 12/01/32	12/22 at 100.00	N/R	431,760
260	6.000%, 12/01/42	12/22 at 100.00	N/R	283,569
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA–	5,325,658
	Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
14,620	Total Ohio			16,289,603
	Oklahoma – 1.8% (1.2% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
3,500	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	3,824,625
1,610	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	1,757,299
5,110	Total Oklahoma			5,581,924
	Oregon – 0.8% (0.6% of Total Investments)
1,165	Oregon Health and Science University, Revenue Bonds, Series 2012E, 5.000%, 7/01/32	No Opt. Call	A+	1,355,396
1,000	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA–	1,155,760
2,165	Total Oregon			2,511,156
	Pennsylvania – 6.7% (4.7% of Total Investments)
1,545	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	1,700,350
	5.000%, 12/01/23 – NPFG Insured
6,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,694,860
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	4,447,920
	5.000%, 6/01/26 – AGM Insured (UB)
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	1,957,253
	5.000%, 1/01/40 – AGM Insured
2,680	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	2,831,929
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB) (5)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,167,621
	AMBAC Insured
2,065	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA–	2,335,350
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
19,090	Total Pennsylvania			21,135,283
	Puerto Rico – 2.6% (1.8% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	BBB+	2,541,975
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,115,019
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	1,249,353
	2010C, 5.125%, 8/01/42 – AGM Insured
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	986,249
	8/01/42 – FGIC Insured
810	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	BBB+	872,985
	5.500%, 7/01/17 – NPFG Insured
1,190	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	BBB	1,434,520
	5.500%, 7/01/17 – NPFG Insured
11,675	Total Puerto Rico			8,200,101
	Rhode Island – 0.3% (0.2% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
260	6.125%, 6/01/32	6/13 at 100.00	BBB+	262,597
700	6.250%, 6/01/42	6/13 at 100.00	BBB–	720,993
960	Total Rhode Island			983,590
	South Carolina – 0.9% (0.6% of Total Investments)
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	460,661
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
2,100	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	2,336,355
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
2,475	Total South Carolina			2,797,016
	Tennessee – 1.7% (1.2% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak	6/15 at 100.00	AA	3,276,480
	Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%,
	6/01/24 – AMBAC Insured
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 –	10/14 at 100.00	AA	2,210,995
	AGM Insured
5,055	Total Tennessee			5,487,475
	Texas – 7.9% (5.5% of Total Investments)
1,150	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	1,292,370
	AGM Insured
4,040	Harris County, Texas, Subordinate Lien Unlimited Tax Toll Road Revenue Bonds, Tender Options	No Opt. Call	AAA	7,874,364
	Bond Trust 3028, 14.092%, 8/15/28 – AGM Insured (IF)
1,730	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	1,988,064
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
2,145	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	2,403,258
	12/15/36 – AGM Insured
	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 – FGIC Insured	12/13 at 100.00	A+	4,739,337
4,800	5.250%, 12/15/21 – FGIC Insured	12/13 at 100.00	A+	4,983,312
345	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	373,911
	2012, 5.000%, 12/15/32
1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	No Opt. Call	A–	1,315,890
	Refunding Series 2012A, 5.000%, 8/15/41
19,965	Total Texas			24,970,506
	Utah – 2.1% (1.4% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A,	3/20 at 100.00	AA	6,495,955
	5.000%, 3/01/33 – AGC Insured
	Vermont – 3.5% (2.4% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007,	10/17 at 100.00	AA–	5,498,800
	5.000%, 10/01/43 – AGM Insured
5,100	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	Aa3	5,575,728
	10/01/35 – NPFG Insured
10,100	Total Vermont			11,074,528
	Virginia – 0.6% (0.4% of Total Investments)
245	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA–	270,247
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
5	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA– (4)	6,276
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
1,175	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	1,265,334
1,350	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/37	No Opt. Call	BBB–	396,144
2,775	Total Virginia			1,938,001
	Washington – 4.5% (3.1% of Total Investments)
2,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	2,235,340
	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	2,801,642
2,990	5.250%, 12/01/19 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	3,040,621
1,560	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	Aa3	1,842,407
	5.000%, 8/01/31
1,250	University of Washington, General Revenue Bonds, Tender Option Bond Trust 3005, 17.905%,	6/17 at 100.00	Aaa	1,907,050
	6/01/31 – AMBAC Insured (IF)
500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	576,325
	Refunding Series 2012B, 5.000%, 10/01/30
1,290	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	1,437,950
	Series 2012A, 5.000%, 10/01/42
250	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	Baa1	255,998
	Series 2002, 6.625%, 6/01/32
12,595	Total Washington			14,097,333
	Wisconsin – 0.7% (0.5% of Total Investments)
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,142,899
	Obligated Group, Series 2012A, 5.000%, 4/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	1,114,799
	Series 2011A, 5.250%, 10/15/39
2,015	Total Wisconsin			2,257,698
$ 457,485	Total Municipal Bonds (cost $411,531,454)			453,423,666

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 41	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	5.500%	7/15/19	N/R	$ 29,675
12	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	1.000%	6/30/55	N/R	5,123
$ 53	Total Corporate Bonds (cost $0)				34,798
	Total Investments (cost $411,531,454) – 144.1%				453,458,464
	Floating Rate Obligations – (6.0)%				(19,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.6)% (7)				(130,900,000)
	Other Assets Less Liabilities – 3.5%				11,220,538
	Net Assets Applicable to Common Shares – 100%				$ 314,779,002

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$453,423,666	$ —	$453,423,666
Corporate Bonds	—	—	34,798	34,798
Total	$ —	$453,423,666	$34,798	$453,458,464

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $392,892,073.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$42,485,423
Depreciation	(919,705)
Net unrealized appreciation (depreciation) of investments	$41,565,718

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in
turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on
July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013